6. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31, 2018	December 31, 2017
NOL carryover	$815,056	$398,018
Valuation allowance	(815,056)	(398,018)
Net deferred tax asset	$–	$–

Schedule of Effective Income Tax Rate Reconciliation
	December 31, 2018	December 31, 2017
Book loss	$338,793	$321,530
State taxes	78,245	74,258
Change in valuation allowance	(417,038)	(395,788)
Provision for income taxes	$–	$–